Borrowings (Details 1) ₪ in Thousands	12 Months Ended
Dec. 31, 2017 ILS (₪)
NIS [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates	Israeli CPI + 6 - 6.9
Borrowings	₪ 1,002,913
PLN [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates	6m Wibor + 6
Borrowings	₪ 21,259